Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,673,000
Proposed Maximum Offering Price per Unit | $ / shares	24.47
Maximum Aggregate Offering Price	$ 40,938,310
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,653.58
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional shares of common stock, par value $0.01 per share (“Common Stock”), Genco Shipping & Trading Limited (the “Registrant”) that may be issued under the plan referenced herein as a result of stock splits, stock dividends, recapitalization or similar transactions. The proposed maximum offering price per unit is estimated solely for purposes of determining the amount of the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock of the Registrant as reported on the New York Stock Exchange on July [9], 2026. The security type represents shares of Common Stock of the Registrant reserved for issuance under the Amended and Restated 2015 Equity Incentive Plan.